EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2019
EXPLORATION AND EVALUATION ASSETS
EXPLORATION AND EVALUATION ASSETS

9.      EXPLORATION AND EVALUATION ASSETS

	Santa
	Rosa	El Horcón
	Property	Property	Coricancha	Tucano	Total
Balance, January 1, 2018	$988	$1,124	$13,521	$—	$15,633
Change in reclamation and remediation provision	—	—	(568)	—	(568)
Balance, December 31, 2018	$988	$1,124	$12,953	$—	$15,065
Acquisition of Beadell (note 5)	—	—	—	309	309
Change in reclamation and remediation provision	—	—	304	—	304
Foreign exchange translation difference	—	—	—	(19)	(19)
Balance, December 31, 2019	$988	$1,124	$13,257	$290	$15,659